JPMorgan Global Select Equity ETF
Schedule of Portfolio Investments as of July 31, 2026
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan Global Select Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.0%
Australia — 0.7%
Rio Tinto plc	499,442	48,530,609
China — 0.8%
Yum China Holdings, Inc.	1,064,569	51,290,934
Denmark — 1.0%
Novo Nordisk A/S, Class B	1,412,801	66,827,719
France — 3.4%
LVMH Moet Hennessy Louis Vuitton SE	86,027	47,240,460
Safran SA	459,069	180,405,554
		227,646,014
Germany — 2.0%
Deutsche Boerse AG	28,248	8,508,784
Infineon Technologies AG	803,545	57,665,274
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	112,606	67,642,441
		133,816,499
Hong Kong — 0.6%
Hong Kong Exchanges & Clearing Ltd.	794,100	41,374,874
India — 0.3%
HDFC Bank Ltd.	2,453,355	19,214,209
Italy — 1.8%
Ferrari NV	98,385	38,684,314
UniCredit SpA	831,927	78,460,587
		117,144,901
Japan — 5.5%
Keyence Corp.	96,400	48,352,989
Mitsubishi UFJ Financial Group, Inc.	2,990,400	66,795,063
Sumitomo Electric Industries Ltd.	3,792,700	50,196,755
Tokio Marine Holdings, Inc.	1,507,500	76,831,848
Tokyo Electron Ltd.	173,000	57,840,352
Toyota Motor Corp.	3,371,400	63,802,675
		363,819,682
Netherlands — 3.0%
ASML Holding NV	107,350	176,906,947
NXP Semiconductors NV	81,744	18,732,455
		195,639,402
Singapore — 1.0%
DBS Group Holdings Ltd.	1,130,220	65,210,015
South Africa — 0.2%
Gold Fields Ltd., ADR	455,808	14,777,295
South Korea — 0.6%
Samsung Electronics Co. Ltd.	242,999	42,295,149
Sweden — 1.7%
Volvo AB, Class B	3,009,577	115,121,571

JPMorgan Global Select Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Taiwan — 2.6%
MediaTek, Inc.	185,000	19,707,630
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	258,185	104,371,286
Taiwan Semiconductor Manufacturing Co. Ltd.	681,000	50,370,353
		174,449,269
United Kingdom — 1.0%
Compass Group plc	1,403,117	44,557,185
NatWest Group plc	2,488,167	23,469,962
		68,027,147
United States — 72.8%
3M Co.	501,777	88,453,250
AbbVie, Inc.	370,528	92,980,296
Advanced Micro Devices, Inc. *	89,915	42,813,027
Alphabet, Inc., Class A	797,843	284,135,828
Amazon.com, Inc. *	1,243,484	337,705,385
American Express Co.	221,920	74,620,600
Amphenol Corp., Class A	290,306	46,652,174
Aon plc, Class A	213,489	76,973,459
Apple, Inc.	760,197	234,832,455
Arista Networks, Inc. *	221,405	39,930,392
AutoZone, Inc. *	24,639	74,317,384
Baker Hughes Co., Class A	1,457,412	88,158,852
Bank of America Corp.	1,633,367	101,187,086
Bristol-Myers Squibb Co.	1,073,325	70,098,856
Broadcom, Inc.	225,641	87,837,528
Burlington Stores, Inc. *	105,098	38,726,511
Charles Schwab Corp. (The)	638,023	67,145,540
Crowdstrike Holdings, Inc., Class A *	171,179	32,671,224
Dover Corp.	260,295	53,261,563
Ecolab, Inc.	189,391	52,580,623
Edwards Lifesciences Corp. *	451,454	38,856,646
ExxonMobil Holdings Corp. *	183,621	28,542,048
Hewlett Packard Enterprise Co.	669,224	32,055,830
Intel Corp. *	134,174	12,102,495
Johnson & Johnson	724,328	185,681,483
Lowe's Cos., Inc.	480,791	99,913,178
Marriott International, Inc., Class A	109,533	40,837,188
Mastercard, Inc., Class A	425,095	243,621,944
McDonald's Corp.	275,629	74,596,233
Meta Platforms, Inc., Class A	207,811	115,690,462
Micron Technology, Inc.	40,531	33,358,229
Microsoft Corp.	778,412	361,743,625
Morgan Stanley	270,796	56,980,894
NextEra Energy, Inc.	1,942,881	168,875,216
NVIDIA Corp.	2,342,140	470,184,605
Palantir Technologies, Inc., Class A *	325,117	40,008,898
Shell plc	2,950,770	135,061,777
Stryker Corp.	225,714	73,515,050

JPMorgan Global Select Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United States — continued
Tesla, Inc. *	81,911	25,491,522
Trane Technologies plc	118,514	53,917,944
United Rentals, Inc.	53,361	57,590,393
UnitedHealth Group, Inc.	273,276	113,245,574
US Bancorp	877,822	55,311,564
Ventas, Inc., REIT	1,025,635	95,907,129
Walt Disney Co. (The)	969,138	93,221,384
Wells Fargo & Co.	656,013	56,712,324
Western Digital Corp.	38,978	21,236,774
Yum! Brands, Inc.	550,794	84,425,704
		4,853,768,146
Total Common Stocks (Cost $5,721,610,008)		6,598,953,435
Short-Term Investments — 0.9%
Investment Companies — 0.9%
JPMorgan Prime Money Market Fund Class IM Shares, 3.78% (a) (b) (Cost $59,398,693)	59,397,902	59,403,842
Total Investments — 99.9% (Cost $5,781,008,701)		6,658,357,277
Other Assets in Excess of Liabilities — 0.1%		6,069,595
NET ASSETS — 100.0%		6,664,426,872

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2026.

JPMorgan Global Select Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
Summary of Investments by Industry, July 31, 2026
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Semiconductors & Semiconductor Equipment	17.0%
Banks	7.0
Software	6.5
Interactive Media & Services	6.0
Broadline Retail	5.1
Technology Hardware, Storage & Peripherals	5.0
Pharmaceuticals	4.9
Hotels, Restaurants & Leisure	4.4
Financial Services	3.7
Insurance	3.3
Specialty Retail	3.2
Aerospace & Defense	2.7
Capital Markets	2.6
Electric Utilities	2.5
Machinery	2.5
Oil, Gas & Consumable Fuels	2.5
Automobiles	1.9
Health Care Providers & Services	1.7
Health Care Equipment & Supplies	1.7
Health Care REITs	1.4
Electronic Equipment, Instruments & Components	1.4
Entertainment	1.4
Biotechnology	1.4
Industrial Conglomerates	1.3
Energy Equipment & Services	1.3
Consumer Finance	1.1
Metals & Mining	1.0
Others (each less than 1.0%)	4.6
Short-Term Investments	0.9

JPMorgan Global Select Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$48,530,609	$—	$48,530,609
China	51,290,934	—	—	51,290,934
Denmark	—	66,827,719	—	66,827,719
France	—	227,646,014	—	227,646,014
Germany	—	133,816,499	—	133,816,499
Hong Kong	—	41,374,874	—	41,374,874
India	—	19,214,209	—	19,214,209
Italy	—	117,144,901	—	117,144,901

JPMorgan Global Select Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Japan	$—	$363,819,682	$—	$363,819,682
Netherlands	18,732,455	176,906,947	—	195,639,402
Singapore	—	65,210,015	—	65,210,015
South Africa	14,777,295	—	—	14,777,295
South Korea	—	42,295,149	—	42,295,149
Sweden	—	115,121,571	—	115,121,571
Taiwan	104,371,286	70,077,983	—	174,449,269
United Kingdom	—	68,027,147	—	68,027,147
United States	4,718,706,369	135,061,777	—	4,853,768,146
Total Common Stocks	4,907,878,339	1,691,075,096	—	6,598,953,435
Short-Term Investments
Investment Companies	59,403,842	—	—	59,403,842
Total Investments in Securities	$4,967,282,181	$1,691,075,096	$—	$6,658,357,277
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2026	Shares at July 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.78% (a) (b)	$6,414,887	$1,442,963,827	$1,389,955,014	$(25,648)	$5,790	$59,403,842	59,397,902	$1,765,124	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (a) (b)	—	68,407,786	68,407,786	—	—	—	—	107,628	—
Total	$6,414,887	$1,511,371,613	$1,458,362,800	$(25,648)	$5,790	$59,403,842		$1,872,752	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2026.